Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Loans [Abstract]
Schedule of long term loans
				December 31,	December 31,
	Linked to	Interest rate		2021	2020

Long term loans	NIS	2.6	%*	89	-
Long term loans	US$	2.1%-12%		126	2,083
Less- Current portion				(140)	(1,635)
Total				75	448

*	Linked to the consumer price index

Schedule of financing activities in the statement of cash flows
Loans
As of January 1, 2021	2,083
Changes from financing cash flows:
Receipts of long-term loans	89
Conversion loans to shares	(1,222)
Repayment of loans	(824)
Total changes from financing cash flows	(1,957)
Accrued interest of long-term loans	89
As of December 31, 2021	215

Loans
As of January 1, 2020	2,365
Changes from financing cash flows:
Receipts of PPP loan	873
Forgiveness of PPP loan	(873)
Repayment of loans	(389)
Total changes from financing cash flows	(389)
Accrued interest of long-term loans	107
As of December 31, 2020	2,083